Changes in Accounting Policies (Impact of Adoption, Measurement of Lease Liabilities) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Lease liability recognized as at 1 January 2019	¥ 12,471	¥ 22,043
Of which are:
Current lease liabilities	9,352	11,450
Non-current lease liabilities	¥ 3,119	¥ 10,593
IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments disclosed as at 31 December 2018				¥ 84,746
Discounted using the lessee's incremental borrowing rate of at the date of initial application				77,046
(Less): short-term leases recognized on a straight-line basis as expense				¥ (315)
Lease liability recognized as at 1 January 2019			¥ 76,731
Of which are:
Current lease liabilities			74,093
Non-current lease liabilities			¥ 2,638